HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5%
	ADVERTISING & MARKETING - 0.1%
1,240	AppLovin Corporation, Class A(a)	$493,520
593	Omnicom Group, Inc.	44,659
1,505	Trade Desk, Inc. (The), Class A(a)	34,148
		572,327
	AEROSPACE & DEFENSE - 0.9%
235	Axon Enterprise, Inc.(a)	99,802
2,609	Boeing Company (The)(a)	519,269
742	General Dynamics Corporation	254,669
3,885	General Electric Company	1,102,447
1,153	Howmet Aerospace, Inc.	265,720
626	L3Harris Technologies, Inc.	216,064
928	Lockheed Martin Corporation, Class B	560,874
533	Northrop Grumman Corporation	363,634
5,059	RTX Corporation	975,882
195	TransDigm Group, Inc.	225,997
		4,584,358
	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
560	Deckers Outdoor Corporation(a)	56,050
3,825	NIKE, Inc., Class B	202,037
		258,087
	ASSET MANAGEMENT - 0.5%
343	Ameriprise Financial, Inc.	152,429
1,351	Apollo Global Management, Inc.	150,528
566	Ares Management Corporation, Class A	61,751
583	Blackrock, Inc.	560,677
2,597	Blackstone, Inc.	298,629
5,609	Charles Schwab Corporation (The)	527,134
2,260	KKR & Company, Inc.	209,050
275	LPL Financial Holdings, Inc.	82,728
623	Raymond James Financial, Inc.	90,204
3,524	Robinhood Markets, Inc., Class A(a)	244,213
756	T Rowe Price Group, Inc.	68,146
		2,445,489

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	AUTOMOTIVE - 1.1%
13,160	Ford Motor Company	$151,866
3,832	General Motors Company	285,484
13,937	Tesla, Inc.(a)	5,181,080
		5,618,430
	BANKING - 1.5%
24,291	Bank of America Corporation	1,184,186
6,926	Citigroup, Inc.	785,478
1,742	Citizens Financial Group, Inc.	104,468
2,426	Fifth Third Bancorp	112,712
4,449	Huntington Bancshares Inc	69,627
12,113	JPMorgan Chase & Company	3,563,161
4,370	KeyCorporation	87,619
528	M&T Bank Corporation	109,148
1,361	PNC Financial Services Group, Inc. (The)	283,210
3,182	Regions Financial Corporation	83,114
4,587	Truist Financial Corporation	210,864
4,838	US Bancorp	251,624
12,321	Wells Fargo & Company	980,875
		7,826,086
	BEVERAGES - 0.5%
15,182	Coca-Cola Company (The)	1,154,591
491	Constellation Brands, Inc., Class A	73,650
3,995	Keurig Dr Pepper, Inc.	105,188
2,247	Monster Beverage Corporation(a)	162,818
5,521	PepsiCo, Inc.	857,356
		2,353,603
	BIOTECH & PHARMA - 2.5%
7,221	AbbVie, Inc.	1,570,495
444	Alnylam Pharmaceuticals, Inc.(a)	146,906
2,241	Amgen, Inc.	788,496
576	Biogen, Inc.(a)	105,598
8,172	Bristol-Myers Squibb Company	495,632
4,475	Eli Lilly & Company	4,115,970
5,126	Gilead Sciences, Inc.	714,411

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	BIOTECH & PHARMA - 2.5% (Continued)
9,431	Johnson & Johnson	$2,305,314
10,730	Merck & Company, Inc.	1,290,712
22,731	Pfizer, Inc.	638,286
399	Regeneron Pharmaceuticals, Inc.	308,283
1,175	Vertex Pharmaceuticals, Inc.(a)	524,685
1,557	Zoetis, Inc.	184,053
		13,188,841
	CABLE & SATELLITE - 0.1%
356	Charter Communications, Inc., Class A(a)	76,853
14,396	Comcast Corporation, Class A	413,309
		490,162
	CHEMICALS - 0.4%
759	Air Products and Chemicals, Inc.	220,482
2,043	Corteva, Inc.	171,020
2,329	Dow, Inc.	97,003
1,367	DuPont de Nemours, Inc.	62,609
806	Ecolab, Inc.	214,412
933	International Flavors & Fragrances, Inc.	67,689
1,869	Linde PLC	926,574
840	PPG Industries, Inc.	89,779
691	Qnity Electronics, Inc.	79,728
771	Sherwin-Williams Company (The)	247,144
635	Solstice Advanced Materials, Inc.	48,362
		2,224,802
	COMMERCIAL SUPPORT SERVICES - 0.1%
1,152	Cintas Corporation	194,849
744	Republic Services, Inc.	162,951
1,352	Waste Management, Inc.	310,676
		668,476
	CONSTRUCTION MATERIALS - 0.1%
2,402	CRH PLC	252,499
212	Martin Marietta Materials, Inc.	124,800
427	Vulcan Materials Company	116,272
		493,571

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	CONTAINERS & PACKAGING - 0.0%(b)
1,017	International Paper Company	$36,307
398	Packaging Corporation of America	84,463
		120,770
	DATA CENTER REIT - 0.1%
1,103	Digital Realty Trust, Inc.	198,772
362	Equinix, Inc.	354,847
		553,619
	DIVERSIFIED INDUSTRIALS - 0.4%
1,770	3M Company	257,057
537	Dover Corporation	111,938
1,832	Emerson Electric Company	240,029
2,536	Honeywell International, Inc.	573,211
1,030	Illinois Tool Works, Inc.	268,099
428	Parker-Hannifin Corporation	383,163
		1,833,497
	E-COMMERCE DISCRETIONARY - 1.6%
40,012	Amazon.com, Inc.(a)	8,333,299
1,608	eBay, Inc.	146,360
		8,479,659
	ELECTRIC UTILITIES - 0.8%
762	Alliant Energy Corporation	54,681
944	Ameren Corporation	103,764
1,927	American Electric Power Company, Inc.	252,591
2,393	CenterPoint Energy, Inc.	103,282
954	CMS Energy Corporation	74,011
1,277	Consolidated Edison, Inc.	144,531
944	Constellation Energy Corporation	263,612
2,883	Dominion Energy, Inc.	178,227
680	DTE Energy Company	99,430
2,622	Duke Energy Corporation	343,325
1,211	Edison International	88,621
1,365	Entergy Corporation	153,371
1,099	Eversource Energy	76,139
3,500	Exelon Corporation	171,570

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	ELECTRIC UTILITIES - 0.8% (Continued)
2,134	FirstEnergy Corporation	$108,108
7,893	NextEra Energy, Inc.	733,103
7,871	PG&E Corporation	138,293
2,537	PPL Corporation	96,913
1,710	Public Service Enterprise Group, Inc.	138,425
2,091	Sempra	203,182
4,248	Southern Company (The)	410,018
1,063	WEC Energy Group, Inc.	123,064
1,937	Xcel Energy, Inc.	153,875
		4,212,136
	ELECTRICAL EQUIPMENT - 0.7%
793	AMETEK, Inc.	169,987
3,908	Amphenol Corporation, Class A	493,776
2,553	Carrier Global Corporation	143,759
1,490	Eaton Corporation PLC	532,928
1,321	Fortive Corporation	73,025
1,030	GE Vernova, Inc.	899,088
192	Hubbell, Inc.	94,222
1,989	Johnson Controls International plc	260,460
597	Keysight Technologies, Inc.(a)	168,575
1,409	Otis Worldwide Corporation	108,606
330	Rockwell Automation, Inc.	118,430
678	Trane Technologies PLC	282,550
692	Trimble, Inc.(a)	45,139
933	Vertiv Holdings Company, Class A	233,791
		3,624,336
	ENGINEERING & CONSTRUCTION - 0.1%
393	Jacobs Solutions, Inc.	50,021
500	Quanta Services, Inc.	274,510
		324,531
	ENTERTAINMENT CONTENT - 0.2%
753	Electronic Arts, Inc.	153,514
1,611	ROBLOX Corporation, Class A(a)	91,118
606	Take-Two Interactive Software, Inc.(a)	119,685

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	ENTERTAINMENT CONTENT - 0.2% (Continued)
580	Versant Media Group, Inc.	$21,472
5,985	Walt Disney Company (The)	576,834
7,525	Warner Bros Discovery, Inc.(a)	206,637
		1,169,260
	FOOD - 0.1%
2,058	General Mills, Inc.	76,599
558	Hershey Company (The)	116,003
907	McCormick & Company, Inc.	45,749
4,386	Mondelez International, Inc., Class A	252,808
2,414	The Kraft Heinz Company	54,291
1,212	Tyson Foods, Inc., Class A	77,653
		623,103
	GAMING REIT - 0.0%(b)
3,573	VICI Properties, Inc.	97,614

	GAS & WATER UTILITIES - 0.0%(b)
629	American Water Works Company, Inc.	85,601
583	Atmos Energy Corporation	107,691
		193,292
	HEALTH CARE FACILITIES & SERVICES - 0.6%
765	Cardinal Health, Inc.	161,652
634	Cencora, Inc.	199,165
1,830	Centene Corporation(a)	59,914
945	Cigna Group (The)	252,079
3,991	CVS Health Corporation	286,634
890	Elevance Health, Inc.	260,548
636	HCA Healthcare, Inc.	300,981
453	Humana, Inc.	78,546
589	IQVIA Holdings, Inc.(a)	100,448
280	Labcorp Holdings, Inc.	74,707
461	McKesson Corporation	398,931
386	Quest Diagnostics, Inc.	75,648
3,814	UnitedHealth Group, Inc.	1,032,029
		3,281,282

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	HEALTH CARE REIT - 0.1%
1,380	Ventas, Inc.	$112,856
2,132	Welltower, Inc.	421,519
		534,375
	HOME CONSTRUCTION - 0.1%
940	DR Horton, Inc.	128,987
839	Lennar Corporation, Class A	72,859
11	NVR, Inc.(a)	72,488
669	PulteGroup, Inc.	78,681
		353,015
	HOUSEHOLD PRODUCTS - 0.4%
981	Church & Dwight Company, Inc.	91,547
2,969	Colgate-Palmolive Company	253,048
761	Estee Lauder Companies, Inc. (The), Class A	54,617
6,579	Kenvue, Inc.	113,422
1,190	Kimberly-Clark Corporation	114,799
9,241	Procter & Gamble Company (The)	1,334,770
		1,962,203
	INDUSTRIAL REIT - 0.1%
3,216	Prologis, Inc.	425,092

	INDUSTRIAL SUPPORT SERVICES - 0.1%
3,986	Fastenal Company	184,950
203	United Rentals, Inc.	147,898
173	WW Grainger, Inc.	188,710
		521,558
	INFRASTRUCTURE REIT - 0.1%
1,860	American Tower Corporation, Class A	320,999
1,526	Crown Castle, Inc.	124,079
382	SBA Communications Corporation, Class A	65,746
		510,824
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,403	Bank of New York Mellon Corporation (The)	285,068
312	Cboe Global Markets, Inc.	87,694
1,367	CME Group, Inc.	403,743

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6% (Continued)
668	Coinbase Global, Inc., Class A(a)	$116,639
1,158	Goldman Sachs Group, Inc. (The)	979,657
1,798	Intercontinental Exchange, Inc.	282,789
4,615	Morgan Stanley	759,491
1,451	Nasdaq, Inc.	123,175
694	Northern Trust Corporation	96,862
966	State Street Corporation	122,257
		3,257,375
	INSURANCE - 1.2%
1,682	Aflac, Inc.	184,532
906	Allstate Corporation (The)	187,850
2,224	American International Group, Inc.	167,356
635	Aon PLC, Class A	204,965
1,205	Arch Capital Group Ltd.(a)	115,668
801	Arthur J. Gallagher & Company	173,481
6,140	Berkshire Hathaway, Inc., Class B(a)	2,942,287
813	Brown & Brown, Inc.	53,016
1,563	Chubb Ltd.	509,428
470	Cincinnati Financial Corporation	73,955
899	Hartford Insurance Group, Inc. (The)	121,572
53	Markel Group, Inc.(a)	101,446
1,865	Marsh & McLennan Companies, Inc.	323,484
2,047	MetLife, Inc.	144,764
878	Principal Financial Group, Inc.	79,117
2,223	Progressive Corporation (The)	440,687
1,298	Prudential Financial, Inc.	126,802
744	Travelers Companies, Inc. (The)	217,010
926	W R Berkley Corporation	61,375
387	Willis Towers Watson PLC	112,501
		6,341,296
	INTERNET MEDIA & SERVICES - 4.0%
1,452	Airbnb, Inc., Class A(a)	183,359
21,606	Alphabet, Inc., Class A	6,213,022
21,588	Alphabet, Inc., Class C	6,192,734

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	INTERNET MEDIA & SERVICES - 4.0% (Continued)
141	Booking Holdings, Inc.	$593,655
1,260	DoorDash, Inc., Class A(a)	189,189
401	Expedia Group, Inc.	92,587
515	GoDaddy, Inc., Class A(a)	42,575
9,279	Meta Platforms, Inc., Class A	5,308,794
15,881	Netflix, Inc.(a)	1,526,958
1,615	Pinterest, Inc., Class A(a)	29,619
7,611	Uber Technologies, Inc.(a)	547,459
337	VeriSign, Inc.	83,697
		21,003,648
	LEISURE FACILITIES & SERVICES - 0.5%
4,370	Chipotle Mexican Grill, Inc.(a)	139,884
462	Darden Restaurants, Inc.	90,570
768	Hilton Worldwide Holdings, Inc.	233,533
1,114	Las Vegas Sands Corporation	60,022
785	Marriott International Inc, Class A	256,750
2,804	McDonald's Corporation	871,456
779	Royal Caribbean Cruises Ltd.	214,365
3,877	Starbucks Corporation	347,340
941	Yum! Brands, Inc.	146,307
		2,360,227
	MACHINERY - 0.4%
1,738	Caterpillar, Inc.	1,231,304
948	Deere & Company	534,008
1,448	Ingersoll Rand, Inc.	116,014
717	Veralto Corporation	63,397
756	Xylem Inc	90,342
		2,035,065
	MEDICAL EQUIPMENT & DEVICES - 1.0%
6,564	Abbott Laboratories	673,926
1,047	Agilent Technologies, Inc.	119,337
1,212	Becton Dickinson and Company	190,563
5,640	Boston Scientific Corporation(a)	353,910
2,568	Danaher Corporation	486,893

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.0% (Continued)
1,082	Dexcom, Inc.(a)	$67,950
2,106	Edwards Lifesciences Corporation(a)	168,648
1,607	GE HealthCare Technologies, Inc.	114,386
828	Hologic, Inc.(a)	62,589
235	IDEXX Laboratories, Inc.(a)	132,044
269	Insulet Corporation(a)	56,447
1,316	Intuitive Surgical, Inc.(a)	606,663
5,131	Medtronic PLC	444,601
68	Mettler-Toledo International, Inc.(a)	85,762
471	ResMed, Inc.	105,730
318	STERIS plc	70,319
1,181	Stryker Corporation	388,065
1,550	Thermo Fisher Scientific, Inc.	761,871
384	Waters Corporation(a)	114,355
210	West Pharmaceutical Services, Inc.	52,634
735	Zimmer Biomet Holdings, Inc.	66,459
		5,123,152
	METALS & MINING - 0.1%
4,813	Freeport-McMoRan, Inc.	282,908
3,850	Newmont Corporation	416,763
		699,671
	OIL & GAS PRODUCERS - 1.6%
756	Cheniere Energy, Inc.	214,523
7,610	Chevron Corporation	1,574,509
5,077	ConocoPhillips	670,164
2,978	Coterra Energy, Inc.	104,647
2,135	Devon Energy Corporation	107,433
689	Diamondback Energy, Inc.	136,277
2,044	EOG Resources, Inc.	295,501
1,688	EQT Corporation	107,424
17,402	Exxon Mobil Corporation	2,952,423
6,662	Kinder Morgan, Inc.	223,377
1,075	Marathon Petroleum Corporation	262,494
2,769	Occidental Petroleum Corporation	179,985

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	OIL & GAS PRODUCERS - 1.6% (Continued)
2,231	ONEOK, Inc.	$201,660
1,470	Phillips 66	267,805
856	Targa Resources Corporation	214,625
253	Texas Pacific Land Corporation	120,064
1,111	Valero Energy Corporation	274,506
4,347	Williams Companies, Inc. (The)	316,375
		8,223,792
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
3,101	Baker Hughes Company	189,316
3,347	Halliburton Company	130,500
4,615	SLB Ltd.	237,164
		556,980
	REAL ESTATE SERVICES - 0.0%(b)
1,097	CBRE Group, Inc., Class A(a)	148,600

	RENEWABLE ENERGY - 0.0%(b)
363	First Solar, Inc.(a)	71,605

	RESIDENTIAL REIT - 0.1%(
447	AvalonBay Communities, Inc.	73,017
1,312	Equity Residential	77,605
245	Essex Property Trust, Inc.	59,290
1,965	Invitation Homes, Inc.	48,830
420	Mid-America Apartment Communities, Inc.	51,290
389	Sun Communities, Inc.	48,998
		359,030
	RETAIL - CONSUMER STAPLES - 0.8%
1,721	Costco Wholesale Corporation	1,714,856
764	Dollar General Corporation	90,710
557	Dollar Tree, Inc.(a)	60,997
2,220	Kroger Company (The)	160,639
1,647	Target Corporation	199,616
16,593	Walmart, Inc.	2,062,178
		4,288,996

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	RETAIL - DISCRETIONARY - 0.7%
62	AutoZone, Inc.(a)	$209,422
387	Genuine Parts Company	40,925
3,786	Home Depot, Inc. (The)	1,245,177
2,244	Lowe's Companies, Inc.	530,212
2,968	O'Reilly Automotive, Inc.(a)	273,976
1,131	Ross Stores, Inc.	245,009
4,434	TJX Companies, Inc. (The)	708,110
1,772	Tractor Supply Company	80,272
198	Ulta Beauty, Inc.(a)	103,497
		3,436,600
	RETAIL REIT - 0.1%
3,218	Realty Income Corporation	196,877
1,133	Simon Property Group, Inc.	211,338
		408,215
	SELF-STORAGE REIT - 0.1%
766	Extra Space Storage, Inc.	100,446
549	Public Storage	148,713
		249,159
	SEMICONDUCTORS – 5.9%
5,921	Advanced Micro Devices, Inc.(a)	1,204,509
1,785	Analog Devices, Inc.	567,880
3,027	Applied Materials, Inc.	1,034,598
19,049	Broadcom, Inc.	5,895,856
14,002	Intel Corporation(a)	617,908
458	KLA Corporation	674,364
4,194	Lam Research Corporation	896,090
3,117	Marvell Technology, Inc.	308,739
1,853	Microchip Technology, Inc.	119,722
3,450	Micron Technology, Inc.	1,165,548
161	Monolithic Power Systems, Inc.	176,029
97,506	NVIDIA Corporation	17,005,046
1,722	ON Semiconductor Corporation(a)	106,626
4,329	QUALCOMM, Inc.	557,489

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	SEMICONDUCTORS – 5.9% (Continued)
3,405	Texas Instruments, Inc.	$661,047
		30,991,451
	SOFTWARE - 3.5%
1,668	Adobe, Inc.(a)	405,457
656	Atlassian Corporation, Class A(a)	44,772
727	Autodesk, Inc.(a)	174,044
954	Cadence Design Systems, Inc.(a)	265,088
1,113	Cloudflare, Inc., Class A(a)	229,656
918	Crowdstrike Holdings, Inc., Class A(a)	358,396
1,049	Datadog, Inc., Class A(a)	123,834
2,331	Fortinet, Inc.(a)	190,489
1,606	Gen Digital, Inc.	30,241
195	HubSpot, Inc.(a)	47,600
1,008	Intuit, Inc.	435,839
30,506	Microsoft Corporation	11,292,407
259	MongoDB, Inc.(a)	63,395
5,988	Oracle Corporation	880,896
7,598	Palantir Technologies, Inc., Class A(a)	1,111,436
2,549	Palo Alto Networks, Inc.(a)	408,656
416	PTC, Inc.(a)	59,276
376	Roper Technologies, Inc.	133,051
3,466	Salesforce, Inc.	646,999
3,822	ServiceNow, Inc.(a)	399,590
1,048	Snowflake, Inc.(a)	158,059
585	SS&C Technologies Holdings, Inc.	39,528
605	Synopsys, Inc.(a)	239,870
140	Tyler Technologies, Inc.(a)	47,933
489	Veeva Systems, Inc., Class A(a)	85,898
722	Workday, Inc., Class A(a)	93,802
855	Zoom Video Communications, Inc.(a)	68,733
		18,034,945
	SPECIALTY FINANCE - 0.2%
2,015	American Express Company	609,497
2,159	Capital One Financial Corporation	393,866

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	SPECIALTY FINANCE - 0.2% (Continued)
1,232	Synchrony Financial	$83,801
		1,087,164
	SPECIALTY REIT - 0.0%(b)
951	Iron Mountain, Inc.	97,135

	STEEL - 0.0%(b)
782	Nucor Corporation	132,236
540	Steel Dynamics, Inc.	97,200
		229,436
	TECHNOLOGY HARDWARE - 3.6%
60,157	Apple, Inc.	15,267,244
3,322	Arista Networks, Inc.(a)	407,875
14,739	Cisco Systems, Inc.	1,143,598
2,499	Corning, Inc.	339,789
933	Dell Technologies, Inc., Class C	153,133
597	Garmin Ltd.	138,510
4,018	Hewlett Packard Enterprise Company	95,669
3,441	HP, Inc.	66,102
309	Jabil, Inc.	82,080
607	Motorola Solutions, Inc.	263,420
741	NetApp, Inc.	75,871
480	Seagate Technology Holdings PLC	188,045
2,109	Super Micro Computer, Inc.(a)	48,022
161	Teledyne Technologies Incorporated(a)	97,407
1,025	Western Digital Corporation	277,252
		18,644,017
	TECHNOLOGY SERVICES - 1.5%
2,337	Accenture PLC, Class A	463,404
1,552	Automatic Data Processing, Inc.	315,335
2,255	Block, Inc.(a)	135,706
383	Broadridge Financial Solutions, Inc.	62,230
401	CDW Corp	48,529
1,712	Cognizant Technology Solutions Corporation, Class A	105,031
210	Corpay, Inc.(a)	61,108

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
1,508	CoStar Group, Inc.(a)	$60,833
421	Equifax, Inc.	75,809
83	Fair Isaac Corporation(a)	88,606
1,746	Fidelity National Information Services, Inc.	81,905
2,223	Fiserv, Inc.(a)	124,043
266	Gartner, Inc.(a)	42,118
858	Global Payments, Inc.	57,743
3,364	International Business Machines Corporation	815,400
443	Leidos Holdings, Inc.	68,895
3,013	Mastercard, Inc., Class A	1,505,476
547	Moody's Corporation	238,629
250	MSCI, Inc.	134,753
1,064	Paychex, Inc.	98,016
3,227	PayPal Holdings, Inc.	145,957
1,155	S&P Global, Inc.	491,268
544	TransUnion	37,639
446	Verisk Analytics, Inc.	84,629
8,062	Visa, Inc., Class A	2,436,659
		7,779,721
	TELECOMMUNICATIONS - 0.4%
27,779	AT&T, Inc.	805,313
1,833	T-Mobile US, Inc.	384,985
16,048	Verizon Communications, Inc.	805,610
		1,995,908
	TIMBER REIT - 0.0%(b)
2,603	Weyerhaeuser Company	63,591

	TOBACCO & CANNABIS - 0.3%
6,377	Altria Group, Inc.	420,818
5,931	Philip Morris International, Inc.	980,632
		1,401,450
	TRANSPORTATION & LOGISTICS - 0.4%
6,242	CSX Corporation	256,234
1,876	Delta Air Lines, Inc.	124,716

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.5% (Continued)
	TRANSPORTATION & LOGISTICS - 0.4% (Continued)
415	Expeditors International of Washington, Inc.	$59,440
746	FedEx Corporation	265,710
352	JB Hunt Transport Services, Inc.	74,589
812	Norfolk Southern Corporation	233,044
570	Old Dominion Freight Line, Inc.	111,378
1,475	Southwest Airlines Company	55,416
2,300	Union Pacific Corporation	558,027
869	United Airlines Holdings, Inc.(a)	80,009
2,596	United Parcel Service, Inc., Class B	255,394
		2,073,957
	TRANSPORTATION EQUIPMENT - 0.1%
450	Cummins, Inc.	242,108
1,745	PACCAR, Inc.	201,548
591	Westinghouse Air Brake Technologies Corporation	147,697
		591,353
	WHOLESALE - CONSUMER STAPLES - 0.0%(b)
1,442	Archer-Daniels-Midland Company	104,819
1,587	Sysco Corporation	113,201
		218,020
	WHOLESALE - DISCRETIONARY - 0.0%(b)
2,939	Copart, Inc.(a)	97,575

	TOTAL COMMON STOCKS (Cost $142,721,230)	211,413,532

HCM DEFENDER 500 INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$—	(e)

	TOTAL INVESTMENTS - 40.5% (Cost $142,721,230)			$211,413,532
	OTHER ASSETS IN EXCESS OF LIABILITIES - 59.5%			310,479,747
	NET ASSETS - 100.0%			$521,893,279

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2026 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Amount represents less than $1.